Share capital, share premium and transaction costs on new equity instruments (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital and Share Premium [Abstract]
Schedule of Movement of Share Capital and Share Premium
Movement of share capital and share premium are as follows:

	Notes	Shares	Price per share (in €)	Share Capital (in €'000)	Share Premium (in €'000) (restated)[1]
As at January 1, 2022		100	1.00	1	61,888
Immediately prior to the Allego Holding and Spartan Acquisition Corp. III merger (“the SPAC Transaction”)
Shareholder loan equity conversion March 16, 2022		2	1.00	—	101,931
E8 Special Fee Arrangement March 16, 2022		22	1.00	—	—
As at March 16, 2022 immediately prior to the closing of the SPAC Transaction		124	1.00	1	163,819
Resulting from the Allego Holding and Spartan Acquisition Corp. III merger (“the SPAC Transaction”)
Elimination old shares March 16, 2022		(124)	1.00	—	—
Share Capital increase on conversion March 16, 2022		235,935,061	0.12	28,311	(28,311)
Share Capital Spartan March 16, 2022		14,907,582	0.12	1,789	85,808
Share Capital for PIPE March 16, 2022		12,500,000	0.12	1,500	108,515
Share Capital for PIPE March 22, 2022		2,500,000	0.12	300	22,375
Other equity movements in the six months ended June 30, 2022
Private warrants exercise April 15, 2022		1,334,949	0.12	160	13,694
As at June 30, 2022		267,177,592	0.12	32,061	365,900
As at January 1, 2023		267,177,592	0.12	32,061	365,900
Issuance of shares under Employee Share Award Plan June 9, 2023		9,700	0.12	1	—
As at June 30, 2023		267,187,292	0.12	32,062	365,900